CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 62,701	$ 283,039
Cost of revenues	(334,760)	(231,311)
Gross (loss) profit	(272,059)	51,728
Operating Expenses
Selling and marketing expenses	(14,845,025)	(134,898)
General and administrative expenses	(1,381,356)	(1,488,283)
Reversal of (provision for) expected credit losses	7,209	(2,656,130)
Total Operating Expenses	(16,219,172)	(4,279,311)
Loss from Operations	(16,491,231)	(4,227,583)
Other Income (Expenses)
Interest (expense) income, net	(15,088)	52,338
Gain from short-term investments	(18,711)	72,521
Impairment of long-term investment	(2,723,858)
Other income (loss), net	27,147	(73,179)
Total Other (Expenses) Income, Net	(2,730,510)	51,680
Loss Before Income Taxes	(19,221,741)	(4,175,903)
Net Loss	(19,221,741)	(4,175,903)
Other Comprehensive Income
Foreign currency translation adjustment	111,424	250,227
Comprehensive Loss	$ (19,110,317)	$ (3,925,676)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding , Basic (in shares)	4,924,542	1,534,487
Weighted average number of ordinary share outstanding , Diluted (in shares)	4,924,542	1,534,487
Loss per share
Loss per share, Basic (in dollar per share)	$ (3.9)	$ (2.72)
Loss per share, Diluted (in dollar per share)	$ (3.9)	$ (2.72)